Capital management	12 Months Ended
Dec. 31, 2025
Capital management
Capital management

16.Capital management

The Company manages its capital structure in an endeavour to ensure sufficient resources are available to meet day-to-day operational requirements, further develop its existing technology, and continue as a going concern.

In order to maintain or adjust the capital structure, the Company may issue new shares, issue debt or sell assets. Total capital is calculated as the Company’s own equity.

The Company is not subject to any externally imposed capital requirements.